Vessels, Net (Details Narrative) $ in Thousands	1 Months Ended	6 Months Ended	12 Months Ended
	Sep. 21, 2010 USD ($) Teutonic	Jul. 12, 2014	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Gain on sale of vessel			$ (1,688)	$ (2,543)	$ (518)
MSC Challenger disposal [Member]
Vessels' disposal price			5,022
Gain on sale of vessel			1,688
Neapolis, Areopolis and Lakonia acquisition [Member]
Vessels' cost				27,740
Konstantina, MSC Kyoto and Akritas disposal [Member]
Vessels' disposal price				24,329
Gain on sale of vessel				$ 2,543
MSC Washington, MSC Austria and MSC Antwerp disposal [Member]
Vessels' disposal price					23,809
Gain on sale of vessel					518
Venetiko, Petalidi, Ensenada Express and Padma [Member]
Vessels' cost					51,853
MSC Athens, MSC Athos, Valor, Value, Valiant, Valence and Vantage [Member]
Vessels' cost					$ 689,112
Vessels, Net, Additional Information [Member]
Carrying value of vessels provided as collaterals to secure loans			$ 1,839,665
Number of vessels provided as collaterals to secure loans			44
Secondhand vessels transfers to Joint Venture under Framework Agreement Member
Participation in the share capital of shipowning companies by counter party		51.00%
MSC Ajaccio (Hull H1069A) [Member]
Capacity of each Vessels | Teutonic	9,403
Vessels' cost	$ 95,080
Vessels' Delivered on	March 14, 2014
MSC Amalfi (Hull H1070A) [Member]
Capacity of each Vessels | Teutonic	9,403
Vessels' cost	$ 95,080
Vessels' Delivered on	April 28, 2014
MSC Azov (Hull H1068A) [Member]
Capacity of each Vessels | Teutonic	9,403
Vessels' cost	$ 95,080
Vessels' Delivered on	January 14, 2014